Note 15 - Financial Instruments	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
15.	Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, trade accounts receivable, other receivables and derivatives. The principal financial liabilities of the Company consist of long-term bank loans, trade accounts payable, accrued expenses and amount due to related companies.

Interest rate risk

The Company enters into interest rate swap contracts from time to time as economic hedges to manage some of its exposure to variability in its floating rate long-term bank loans. Under the terms of the interest rate swaps the Company and the bank agreed to exchange, at specified intervals, the difference between a paying fixed rate and receiving floating rate interest amount calculated by reference to the agreed principal amounts and maturities.  Interest rate swaps allow the Company to convert portion of long-term bank loans issued at floating rates into equivalent fixed rates. Even though the interest rate swaps were entered into for economic hedging purposes, as noted in Note 14 they did not qualify for hedge accounting, under the guidance relating to Derivatives and Hedging, as the Company did not have written contemporaneous documentation identifying the risk being hedged and, both on a prospective and retrospective basis, performing an effectiveness test to support that the hedging relationship is highly effective. Consequently, the Company recognized the change in fair value of the derivatives under "Gain / (loss) on derivatives, net" in the consolidated statements of operations. As of December 31, 2025, the Company had no open interest rate swap contracts and hence, the Company is exposed to increases in interest rates on its interest-bearing debt.

Concentration of credit risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk consist primarily of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluation of the relative credit standing of these financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable as the Company in most cases gets paid in advance. The Company may be exposed to credit risk in the event of non-performance by its counterparties to derivative instruments; however, the Company limits its exposure by transacting with counterparties with high credit ratings.

Fair value of financial instruments

The Company follows guidance relating to “Fair value measurements”, which establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.  This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

The estimated fair values of the Company’s financial instruments such as cash and cash equivalents, restricted cash, trade accounts receivable, other receivables, trade accounts payable, accrued expenses and amount due to related companies approximate their individual carrying amounts as of December 31, 2024 and 2025, due to their short-term maturity. Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair value of the Company’s long-term bank loans, bearing interest at variable interest rates approximates their recorded values as of December 31, 2025, due to the variable interest rate nature thereof. SOFR rates are observable at commonly quoted intervals for the full terms of the loans and hence fair values of the long-term bank loans are considered Level 2 items in accordance with the fair value hierarchy due to their variable interest rate, being the SOFR.

The fair value of the Company’s FFA contracts is determined based on quoted prices from the applicable exchanges and therefore are considered Level 1 of the fair value hierarchy as defined in guidance relating to "Fair value measurements".

The fair value of the Company’s interest rate swap agreement is determined using a discounted cash flow approach based on market-based SOFR swap rates.  SOFR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items. The fair value of the interest rate swap determined through Level 2 of the fair value hierarchy as defined in guidance relating to "Fair value measurements" is derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined.

Recurring Fair Value Measurements

	Fair Value Measurement as of December 31, 2025
Balance sheet location	Total	(Level 1)	(Level 2)	(Level 3)
Assets FFA contracts, current portion	$84,510	$84,510	-	-

	Fair Value Measurement as of December 31, 2024
Balance sheet location	Total	(Level 1)	(Level 2)	(Level 3)
Assets Interest rate swap contract, current portion	$120,675	-	$120,675	-
Interest rate swap contract, long term portion	$144,523	-	$144,523	-

Asset Measured at Fair Value on a Non-recurring Basis

In December 2024, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels as of December 31, 2024. The review indicated that such carrying amount was not recoverable for M/V “Santa Cruz”. Details of the impairment charge are noted in the table below:

Vessel	Significant Other Observable Inputs (Level 2) (amounts in $million)	Loss (amounts in $million)
M/V Santa Cruz	$8.7	$2.8

The fair value is based on the Company's best estimate of the value of the respective vessel on a time charter free basis, and is supported by a vessel valuation of an independent shipbroker as of December 31, 2024.

The Company recognized a total impairment loss of $2.8 million, which was included in the consolidated statement of operations for the year ended December 31, 2024. The carrying value of M/V “Santa Cruz” as of December 31, 2024 amounted to $8.7 million.

The Company did not have any other assets or liabilities measured at fair value on a non-recurring basis during the years ended December 31, 2024 and 2025.